Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2015
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets other than goodwill, estimated period of benefit	10 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets other than goodwill, estimated period of benefit	15 years
Goodwill [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Operational forecast period used in fair value inputs	3 years